Unaudited Condensed Consolidated Statement of Changes in Equity - AUD ($)	Shares Capital	Share Premium	Accumulated Losses	Non-controlling Interests	Foreign currency translation reserve	Total
Balance at Jun. 30, 2024	$ 3,562	$ 17,064,658	$ (17,950,222)	$ 1,789,571		$ 907,569
(Loss)/ profit for the period attributable to members of the parent entity			(941,961)	(24,704)		(966,665)
Balance at Dec. 31, 2024	3,562	17,064,658	(18,892,183)	1,764,867		(59,096)
Balance at Jun. 30, 2025	4,029	22,292,939	(19,247,033)	1,624,070	$ (19,969)	4,654,036
Conversion of convertible notes	63	373,462				373,525
Issuance of commitment fee shares	261	1,867,361				1,867,622
Reversal of unrealized loss on translation					19,969	19,969
(Loss)/ profit for the period attributable to members of the parent entity			(2,493,237)	8,326		(2,484,911)
Balance at Dec. 31, 2025	$ 4,353	$ 24,533,762	$ (21,740,270)	$ 1,632,396		$ 4,430,241